DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax And Social Contribution
Net deferred tax liabilities	R$ 2,713.1	R$ 1,513.7	R$ 1,517.4
Recognition of actuarial gains/(losses)	(146.9)	(116.6)
Investment hedge - put option of a subsidiary interest	(105.0)	(99.7)
Cash flow hedge - gains/(losses)	41.3	(239.9)
Gains/(losses) on translation of other foreign operations	(419.3)	398.0
Recognized in other comprehensive income	(629.9)	(58.2)
Recognized in the income statement	2,374.5	632.0
Changes directly in the balance sheet	(545.2)	(577.5)
Recognized in deferred tax	(595.5)	(256.1)
Effect of application of IAS 29 (hyperinflation)	(595.5)	(256.1)
Recognized in other balance sheet group	R$ 50.3	R$ (321.4)